TAXES ON INCOME - Schedule of Effect on Benefit Resulting from "Preferred Enterprise" Status on Net Earnings Per Ordinary Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity Information [Line Items]
Basic earnings per share (in usd per share)	$ 5.32	$ 4.17	$ 3.15
Diluted earnings per share (in usd per share)	5.11	4.00	2.98
Approved, Privileged and Preferred Enterprise
Entity Information [Line Items]
Basic earnings per share (in usd per share)	0.49	0.18	0.08
Diluted earnings per share (in usd per share)	$ 0.47	$ 0.19	$ 0.08